Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Statement of comprehensive income [abstract]
Net income (loss)	$ (114,034)	$ (125,107)	$ (97,483)
Actuarial gains and losses	1,983	240	(447)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	1,983	240	(447)
Currency translation adjustment	(16,770)	(21,458)	25,769
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	(16,770)	(21,458)	25,769
Other comprehensive income (loss) from discontinued operations	5,831	6,220	(6,733)
Total Comprehensive income (loss)	(122,989)	(140,106)	(78,894)
Attributable to shareholders of Cellectis	(114,739)	(127,890)	(62,952)
Attributable to non-controlling interests	$ (8,250)	$ (12,216)	$ (15,942)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)